Risk and Capital Management - Summary of Assets and Liabilities According to Their Remaining Contractual Maturities, Considering Their Undiscounted Flows (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	R$ 239,943	R$ 198,428
Derivative financial instruments	76,504	41,854
Net position	76,504	41,854
Loan and lease operations portfolio	714,104	585,791
Financial Assets	1,851,322	1,501,481
Compulsory deposits	(90,059)	(91,248)
Securities sold under repurchase agreements	273,364	256,583
Borrowing and onlending	89,253	85,271
Subordinated debt	47,296	36,627
Derivative financial instruments	79,505	47,828
Net position	79,505	47,828
Financial Liabilities	1,579,686	1,211,999
Other financial assets	6	5
Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Cash and deposits on demand	46,224	30,367
Interbank investments	285,396	223,888
Securities	375,364	276,721
Loan and lease operations portfolio	729,084	590,676
Financial Assets	1,512,578	1,163,506
Deposits	895,561	568,143
Compulsory deposits	(90,059)	(91,248)
Securities sold under repurchase agreements	293,644	275,811
Funds from acceptances and issuance of securities	146,616	158,972
Subordinated debt	89,981	72,384
Financial Liabilities	1,504,506	1,117,161
Other financial assets	5
Securities purchased under agreements to resell—Collateral held [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	44,743	26,797
Securities purchased under agreements to resell—Collateral repledge [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	182,035	162,105
Interbank deposits [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	58,618	34,986
Deposits	3,635	3,046
Equity securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	233,166	116,852
Securities In Reverse Repurchase Transaction [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	25,879	52,171
Debt securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	84,648	83,951
Securities sold under repurchase agreements [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	31,671	23,747
Swap [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	46,019	26,458
Net position	51,789	32,927
Option contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	20,418	8,456
Net position	20,262	9,061
Forward [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	2,085	2,162
Net position	905	754
Forward [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Derivative financial instruments	15
Other derivative financial instruments [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	7,982	4,778
Net position	6,549	5,086
Demand deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	134,805	82,306
Compulsory deposits	(6,926)	(4,412)
Savings deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	179,470	144,558
Compulsory deposits	(22,672)	(26,234)
Time deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	577,580	338,224
Compulsory deposits	(60,461)	(60,602)
Other deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	71	9
Government securities - abroad [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	209,896	220,116
Private Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	27,806	24,318
Foreign securities [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	55,942	31,377
Other Financial Assets [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Other financial assets	6
0-30 days [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Derivative financial instruments	17,634	6,998
Derivative financial instruments	16,791	6,653
0-30 days [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Cash and deposits on demand	46,224	30,367
Interbank investments	234,755	69,756
Securities	239,964	131,195
Loan and lease operations portfolio	60,896	63,401
Financial Assets	599,473	301,717
Deposits	369,957	266,690
Compulsory deposits	(36,337)	(38,576)
Securities sold under repurchase agreements	260,846	246,499
Funds from acceptances and issuance of securities	2,391	4,335
Borrowing and onlending	11,891	6,368
Subordinated debt	6,797	251
Financial Liabilities	632,336	492,220
0-30 days [Member] | Securities purchased under agreements to resell—Collateral held [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	44,743	26,797
0-30 days [Member] | Securities purchased under agreements to resell—Collateral repledge [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	150,474	17,871
0-30 days [Member] | Interbank deposits [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	39,538	25,088
Deposits	1,633	2,247
0-30 days [Member] | Equity securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	226,615	111,487
0-30 days [Member] | Securities In Reverse Repurchase Transaction [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	93	7,744
0-30 days [Member] | Debt securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	13,256	11,964
0-30 days [Member] | Securities sold under repurchase agreements [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	0
0-30 days [Member] | Swap [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	4,064	107
Net position	7,344	326
0-30 days [Member] | Option contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	10,103	4,696
Net position	6,355	3,668
0-30 days [Member] | Forward [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	1,323	940
Net position	892	753
0-30 days [Member] | Other derivative financial instruments [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	2,144	1,255
Net position	2,200	1,906
0-30 days [Member] | Demand deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	134,805	82,306
Compulsory deposits	(6,926)	(4,412)
0-30 days [Member] | Savings deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	179,470	144,558
Compulsory deposits	(22,672)	(26,234)
0-30 days [Member] | Time deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	53,978	37,570
Compulsory deposits	(6,739)	(7,930)
0-30 days [Member] | Other deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	71	9
0-30 days [Member] | Government securities - abroad [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	182,848	200,499
0-30 days [Member] | Private Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	22,056	17,978
0-30 days [Member] | Foreign securities [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	55,942	28,022
31 - 365 days [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Derivative financial instruments	17,502	10,959
Derivative financial instruments	19,674	12,196
31 - 365 days [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Cash and deposits on demand	0
Interbank investments	43,276	151,497
Securities	16,348	17,669
Loan and lease operations portfolio	236,173	197,090
Financial Assets	313,305	377,215
Deposits	145,085	69,367
Compulsory deposits	(16,874)	(14,067)
Securities sold under repurchase agreements	5,024	6,509
Funds from acceptances and issuance of securities	40,463	47,697
Borrowing and onlending	64,735	65,182
Subordinated debt	8,428	6,594
Financial Liabilities	266,540	193,478
Other financial assets	5
31 - 365 days [Member] | Securities purchased under agreements to resell—Collateral held [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	0
31 - 365 days [Member] | Securities purchased under agreements to resell—Collateral repledge [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	31,561	144,234
31 - 365 days [Member] | Interbank deposits [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	11,715	7,263
Deposits	1,639	610
31 - 365 days [Member] | Equity securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	393	300
31 - 365 days [Member] | Securities In Reverse Repurchase Transaction [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	3,905	6,616
31 - 365 days [Member] | Debt securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	11,113	10,181
31 - 365 days [Member] | Securities sold under repurchase agreements [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	937	572
31 - 365 days [Member] | Swap [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	2,952	4,039
Net position	3,612	5,218
31 - 365 days [Member] | Option contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	8,783	3,043
Net position	12,381	4,567
31 - 365 days [Member] | Forward [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	757	1,207
31 - 365 days [Member] | Forward [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Derivative financial instruments	13	1
31 - 365 days [Member] | Other derivative financial instruments [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	5,010	2,670
Net position	3,668	2,410
31 - 365 days [Member] | Demand deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	0
Compulsory deposits	0
31 - 365 days [Member] | Savings deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	0
Compulsory deposits	0
31 - 365 days [Member] | Time deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	143,446	68,757
Compulsory deposits	(16,874)	(14,067)
31 - 365 days [Member] | Other deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	0
31 - 365 days [Member] | Government securities - abroad [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	2,070	344
31 - 365 days [Member] | Private Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	2,954	2,810
31 - 365 days [Member] | Foreign securities [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	0	3,355
31 - 365 days [Member] | Other Financial Assets [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Other financial assets	6
366 - 720 days [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Derivative financial instruments	6,478	5,355
Derivative financial instruments	6,895	9,458
366 - 720 days [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Cash and deposits on demand	0
Interbank investments	6,273	1,444
Securities	17,144	19,846
Loan and lease operations portfolio	114,523	93,203
Financial Assets	144,418	119,848
Deposits	36,258	20,555
Compulsory deposits	(4,412)	(4,110)
Securities sold under repurchase agreements	5,183	5,218
Funds from acceptances and issuance of securities	35,189	39,505
Borrowing and onlending	6,239	6,259
Subordinated debt	28,994	11,794
Financial Liabilities	114,346	88,679
366 - 720 days [Member] | Securities purchased under agreements to resell—Collateral held [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	0
366 - 720 days [Member] | Securities purchased under agreements to resell—Collateral repledge [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	0
366 - 720 days [Member] | Interbank deposits [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	6,273	1,444
Deposits	76	53
366 - 720 days [Member] | Equity securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	379	302
366 - 720 days [Member] | Securities In Reverse Repurchase Transaction [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	6,749	12,445
366 - 720 days [Member] | Debt securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	8,352	4,967
366 - 720 days [Member] | Securities sold under repurchase agreements [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	1,664	2,132
366 - 720 days [Member] | Swap [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	5,117	4,464
Net position	5,573	8,349
366 - 720 days [Member] | Option contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	992	500
Net position	998	571
366 - 720 days [Member] | Forward [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Derivative financial instruments	5
Derivative financial instruments	0
366 - 720 days [Member] | Other derivative financial instruments [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	364	376
Net position	324	538
366 - 720 days [Member] | Demand deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	0
Compulsory deposits	0
366 - 720 days [Member] | Savings deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	0
Compulsory deposits	0
366 - 720 days [Member] | Time deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	36,182	20,502
Compulsory deposits	(4,412)	(4,110)
366 - 720 days [Member] | Other deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	0
366 - 720 days [Member] | Government securities - abroad [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	2,414	1,720
366 - 720 days [Member] | Private Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	2,769	3,498
366 - 720 days [Member] | Foreign securities [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	0
Over 720 days [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Derivative financial instruments	34,890	18,542
Derivative financial instruments	36,145	19,521
Over 720 days [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Cash and deposits on demand	0
Interbank investments	1,092	1,191
Securities	101,908	108,011
Loan and lease operations portfolio	317,492	236,982
Financial Assets	455,382	364,726
Deposits	344,261	211,531
Compulsory deposits	(32,436)	(34,495)
Securities sold under repurchase agreements	22,591	17,585
Funds from acceptances and issuance of securities	68,573	67,435
Borrowing and onlending	6,388	7,462
Subordinated debt	45,762	53,745
Financial Liabilities	491,284	342,784
Over 720 days [Member] | Securities purchased under agreements to resell—Collateral held [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	0
Over 720 days [Member] | Securities purchased under agreements to resell—Collateral repledge [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	0	0
Over 720 days [Member] | Interbank deposits [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Interbank investments	1,092	1,191
Deposits	287	136
Over 720 days [Member] | Equity securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	5,779	4,763
Over 720 days [Member] | Securities In Reverse Repurchase Transaction [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	15,132	25,366
Over 720 days [Member] | Debt securities - available-for-sale [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	51,927	56,839
Over 720 days [Member] | Securities sold under repurchase agreements [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities	29,070	21,043
Over 720 days [Member] | Swap [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	33,886	17,848
Net position	35,260	19,034
Over 720 days [Member] | Option contract [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	540	217
Net position	528	255
Over 720 days [Member] | Forward [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Derivative financial instruments	0
Derivative financial instruments	0
Over 720 days [Member] | Other derivative financial instruments [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Net position	464	477
Net position	357	232
Over 720 days [Member] | Demand deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	0
Compulsory deposits	0
Over 720 days [Member] | Savings deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	0
Compulsory deposits	0
Over 720 days [Member] | Time deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	343,974	211,395
Compulsory deposits	(32,436)	(34,495)
Over 720 days [Member] | Other deposits [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Deposits	0
Over 720 days [Member] | Government securities - abroad [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	22,564	17,553
Over 720 days [Member] | Private Securities [Member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	27	R$ 32
Over 720 days [Member] | Foreign securities [member] | Undiscounted cash flows [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Securities sold under repurchase agreements	R$ 0